Equity-settled share-based transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of number and aggregate fair value of RSU
The number of RSUs and aggregate fair value of RSUs granted to certain employees, directors and third parties under Prenetics 2022 Plan were as follows,

Grant date	Number of RSUs	Closing price per ordinary share less subscription price per ordinary share	Aggregate fair value of the RSUs
On May 18, 2022	144,522	$7.64	$1,104
On June 30, 2022	2,446,557	4.04	9,884
On December 31, 2022	946,330	2.00	1,893
On February 1, 2023	66,666	1.49	99
On June 23, 2023	16,486,108	0.90	14,875
On June 30, 2023	2,403,529	0.79	1,903
On December 31, 2023	7,928	3.39	27
On June 3, 2024	176,902	5.43	960
On June 28, 2024	24,590	5.92	146
On June 30, 2024	75,665	4.69	355
On July 2, 2024	38,800	4.26	165
On July 15, 2024	20,833	3.17	66
On August 1, 2024	13,971	5.60	78
On August 22, 2024	26,786	2.50	67
On September 9, 2024	20,576	4.59	94
On October 7, 2024	30,364	2.13	65
On December 1, 2024	6,696	4.47	30
On December 31, 2024	15,805	5.80	92
On January 30, 2025	18,484	5.41	100
On March 1, 2025	40,650	4.92	20
On April 8, 2025	2,500	3.65	9
On May 23, 2025	57,060	10.31	588
On June 1, 2025	538	9.30	5
On June 16, 2025	9,352	7.01	66
On June 30, 2025	60,975	8.52	520
On July 1, 2025	604	8.27	5
On July 15, 2025	272,332	8.25	2,247
On August 1, 2025	625	7.99	5
On September 1, 2025	656	7.60	5
On September 15, 2025	9,601	9.78	94
On October 1, 2025	342	14.59	5
On October 15, 2025	2,237	14.84	33
On October 17, 2025	22,980	15.00	345
On November 1, 2025	13,935	14.82	207
On November 15, 2025	43,697	12.20	533
On December 1, 2025	339	14.75	5
On December 31, 2025	5,643	15.75	89

Schedule of number and weighted average exercise prices of RSU and share options
The number and weighted average exercise prices of the RSUs are as follows:

	2025		2024
	Weighted average exercise price	Number of RSUs	Weighted average exercise price	Number of RSUs
Balance at January 1	$0.06	9,906,708	$0.06	11,081,359
Granted	—	569,246	0.91	444,292
Cancelled	0.45	(428,265)	0.64	(649,689)
Exercised	—	(8,096,232)	0.24	(969,254)
Outstanding balance at December 31	$—	1,951,457	$0.06	9,906,708
Exercisable balance at December 31	$0.051	298,609	$0.065	3,920,731
The number and weighted average exercise prices of the RSUs are as follows:

	2025		2024
	Weighted average exercise price	Number of RSUs	Weighted average exercise price	Number of RSUs
Balance at January 1	$0.01	834,947	$0.01	834,947
Exercised	0.01	(823,237)	n/a	—
Outstanding balance at December 31	$0.01	11,710	$0.01	834,947
Exercisable balance at December 31	$0.01	834,947	$0.01	834,947

Schedule of details of the restricted share units outstanding
Details of the RSUs outstanding at December 31, 2025 and 2024 are as follows:

	Number of instruments
	2025	2024
RSUs granted to directors	—	821,111
RSUs granted to employees	—	2,126
RSUs granted to third parties	11,710	11,710
	11,710	834,947

Schedule of fair value of RSUs and assumptions

2021
Fair value of RSUs and key assumptions
Fair value at measurement date	$13.89 - $18.91
Share price	$13.89 - $18.91
Exercise price	$0.01
Expected volatility	41.03% - 44.26%
Expected option life	1 year
Expected dividends	nil
Risk-free interest rate	1% - 1.13%
Likelihood of achieving a redemption event	5%
Likelihood of achieving a liquidity event	5%

Schedule of stock option performance, share options granted during the year	The assumptions that the Group used to determine the grant-date fair value of share options granted during the year end December 31, 2024 was as follows:

2024
Fair value at measurement date ($ cents)	32.6
Share price ($ cents)	32.6
Exercise price ($)	0.01
Expected option life	10 years
Risk-free interest rate	3.85%
Expected volatility	62.60% - 62.88%
Expected dividend yield	0%
Expected probability of a liquidation event	0%